Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of property plant and equipment
	December 31, 2018	December 31, 2017
Buildings	$11,032,207	$11,656,259
Machinery equipment	2,858,928	4,385,129
Transportation equipment	518,612	567,757
Office equipment	37,518	18,963
Leasehold improvements	551,582	334,978
Subtotal	14,998,846	16,963,086
Less: accumulated depreciation	(2,482,952)	(2,374,824)
Property, plant and equipment, net	$12,515,894	$14,588,262